Accrued Expenses and Other Current Liabilities	12 Months Ended
May 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current
liabilities
consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Accrued payroll	277,020	387,927
Refund liability (a)	138,549	167,369
Payable for purchase of property and equipment	27,093	36,136
Amounts reimbursable to employees (b)	15,437	29,965
Accrued advertising fees	14,426	23,035
Advance payment from students (c)	19,323	20,298
VAT payable	12,300	17,920
Payment to merchant (d)	—	16,772
Welfare payable	9,294	11,682
Payable for investments and acquisitions	9,531	9,885
Royalty fees payable (e)	7,568	8,640
Refundable deposits (f)	5,825	8,004
Rent payable	6,124	6,283
Other taxes payable	5,095	3,371
Accrued professional service fees	2,824	1,709
Others (g)	19,028	25,809

Total	569,437	774,805

(a)	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
(b)	Amounts reimbursable to employees include travelling and business related expenses.
(c)
Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.

(d)	Payment to merchant represents cash received from consumers and deposited in a special bank account reserved for payments to merchants.
(e)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
(f)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(g)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.